Shareholder Report, Holdings (Details)	May 31, 2024
C000141795 | Blue Bird Corp.FR_095306106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141795 | Matador Resources Co.FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141795 | REV Group, Inc.FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Northern Oil and Gas, Inc.FR_665531307
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Cactus, Inc.FR_127203107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | ABM Industries, Inc.FR_000957100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Criteo SA (Sponsored ADR)FR_226718104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141795 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000141795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000141795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000141795 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000141795 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141795 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141795 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141795 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141795 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141795 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141795 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141790 | Blue Bird Corp.FR_095306106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141790 | Matador Resources Co.FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141790 | REV Group, Inc.FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Northern Oil and Gas, Inc.FR_665531307
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Cactus, Inc.FR_127203107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | ABM Industries, Inc.FR_000957100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Criteo SA (Sponsored ADR)FR_226718104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141790 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000141790 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000141790 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000141790 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000141790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141790 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141790 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141790 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141790 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141790 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141790 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141791 | Blue Bird Corp.FR_095306106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141791 | Matador Resources Co.FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141791 | REV Group, Inc.FR_749527107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Northern Oil and Gas, Inc.FR_665531307
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Cactus, Inc.FR_127203107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | ABM Industries, Inc.FR_000957100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Criteo SA (Sponsored ADR)FR_226718104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141791 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000141791 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000141791 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000141791 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000141791 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000141791 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000141791 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000141791 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000141791 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141791 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141791 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141791 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249214 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249214 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249214 | CenterPoint Energy, Inc.FR_15189T107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249214 | Cameco Corp.FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249214 | First Citizens BancShares, Inc./NCFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249214 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249214 | NXP Semiconductors NVFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249214 | EOG Resources, Inc.FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249214 | Tapestry, Inc.FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249214 | American Financial Group, Inc./OHFR_025932104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249214 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000249214 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000249214 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000249214 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000249214 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000249214 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249214 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000249214 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000249214 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249214 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000249214 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249214 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%